Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	1 to 43 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$9,806	$(614)	$9,192	$8,432	$(437)	$7,995
Midstream	3,810	(884)	2,926	3,898	(793)	3,105
Corporate/Other	879	(665)	214	840	(617)	223
Reclassified to assets held for sale (note 5)	(1,124)	478	(646)	—	—	—
	$13,371	$(1,685)	$11,686	$13,170	$(1,847)	$11,323

Schedule of Estimated Useful Lives of Finite-Lived Intangible Assets	The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	7 years

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(18)	$8	$26	$(17)	$9
Energy services relationships	96	(86)	10	90	(63)	27
Software	359	(255)	104	331	(203)	128
Land rights	1	—	1	1	—	1
Commodity contracts	8	(6)	2	7	(1)	6
Reclassified to assets held for sale (note 5)	(30)	25	(5)	—	—	$—
	$460	$(340)	$120	$455	$(284)	$171